Share Based Awards (Details - Restricted stock)	6 Months Ended
Jun. 30, 2024 shares
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-Qualified Options outstanding	0
Restricted stock granted, unvested	977,899
Restricted stock forfeited/cancelled	0
Restricted stock exercised	0
Non-Qualified Options outstanding	977,899
Awards Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-Qualified Options outstanding
Restricted stock granted, unvested	291,737
Non-Qualified Options outstanding	291,737
Awards Unvested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-Qualified Options outstanding
Restricted stock granted, unvested	686,162
Non-Qualified Options outstanding	686,162